UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-6692

Name of Fund:  MuniYield California Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, MuniYield California Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 05/01/06 - 07/31/06

Item 1 - Schedule of Investments


MuniYield California Insured Fund, Inc.


Schedule of Investments as of July 31, 2006                                                                        (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                        Value
California - 143.0%   $  7,000   ABAG Finance Authority for Nonprofit Corporations, California, COP (Children's
                                 Hospital Medical Center), 6% due 12/01/2029 (a)                                      $     7,489

                         2,350   Alameda, California, GO, 5% due 8/01/2033 (f)                                              2,427

                         5,665   Alhambra, California, Unified School District, GO (Election of 2004), Series A,
                                 5% due 8/01/2029 (b)                                                                       5,873

                         3,580   Anaheim, California, Public Financing Authority, Electric System Distribution
                                 Facilities Revenue Bonds, Series A, 5% due 10/01/2031 (e)                                  3,684

                         2,400   Anaheim, California, Union High School District, GO (Election of 2002), 5% due
                                 8/01/2027 (f)                                                                              2,474

                         3,675   Bakersfield, California, COP, Refunding (Convention Center Expansion Project), 5.80%
                                 due 4/01/2007 (f)(g)                                                                       3,764

                           255   Bay Area Government Association, California, Tax Allocation Revenue Refunding Bonds
                                 (California Redevelopment Agency Pool), Series A, 6% due 12/15/2024 (e)                      257

                         2,700   Bay Area Toll Authority, California, Toll Bridge Revenue Refunding Bonds (San Francisco
                                 Bay Area), Series F, 5% due 4/01/2031                                                      2,800

                         3,990   Brentwood, California, Infrastructure Refinancing Authority, Infrastructure Revenue
                                 Refunding Bonds, Series A, 5.20% due 9/02/2029 (e)                                         4,153

                         3,215   California Community College Financing Authority, Lease Revenue Bonds, Series A,
                                 5.95% due 12/01/2009 (f)(g)                                                                3,497

                         1,100   California Community College Financing Authority, Lease Revenue Bonds, Series A, 6%
                                 due 12/01/2009 (f)(g)                                                                      1,198

                         5,000   California Educational Facilities Authority Revenue Bonds (University of San Diego),
                                 Series A, 5.50% due 10/01/2032                                                             5,281

                        11,565   California Educational Facilities Authority, Student Loan Revenue Bonds (CalEdge
                                 Loan Program), AMT, 5.55% due 4/01/2028 (a)                                               11,951

                         2,140   California HFA, Home Mortgage Revenue Bonds, AMT, Series E, 5% due 2/01/2024 (b)           2,164

                         2,500   California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series N, 3.65% due
                                 8/01/2021 (e)(i)                                                                           2,500

                            75   California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series R, 3.64% due
                                 8/01/2023 (a)(i)                                                                              75

                        14,600   California HFA, Home Mortgage Revenue Bonds, VRDN, Series F, 3.65% due
                                 2/01/2033 (a)(i)                                                                          14,600

                         2,750   California Health Facilities Financing Authority Revenue Bonds (Kaiser Permanente),
                                 Series A, 5.50% due 6/01/2022 (e)(j)                                                       2,881

                           440   California Rural Home Mortgage Finance Authority, S/F Mortgage Revenue Bonds (Mortgage-
                                 Backed Securities Program), AMT, Series A, 6.35% due 12/01/2029 (c)(d)                       444

                           210   California Rural Home Mortgage Finance Authority, S/F Mortgage Revenue Bonds (Mortgage-
                                 Backed Securities Program), AMT, Series B, 6.25% due 12/01/2031 (d)                          214


Portfolio Abbreviations


To simplify the listings of MuniYield California Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
GO         General Obligation Bonds
HFA        Housing Finance Agency
RIB        Residual Interest Bonds
RITR       Residual Interest Trust Receipts
ROLS       Reset Option Long Securities
S/F        Single-Family
VRDN       Variable Rate Demand Notes



MuniYield California Insured Fund, Inc.


Schedule of Investments as of July 31, 2006 (concluded)                                                            (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                        Value
California            $ 12,680   California State Department of Veteran Affairs, Home Purpose Revenue Refunding
(concluded)                      Bonds, Series A, 5.35% due 12/01/2027 (a)                                            $    13,373

                           860   California State, GO, 6.25% due 10/01/2019 (f)                                               863

                         9,935   California State, GO, Refunding, DRIVERS, AMT, Series 239, 7.424% due 12/01/2032 (a)(h)   10,403

                         3,000   California State, GO, Refunding, Series BX, 5.50% due 12/01/2031 (e)                       3,033

                         4,530   California State Public Works Board, Lease Revenue Bonds (Department of Corrections-Ten
                                 Administrative Segregation Housing Units), Series A, 5.25% due 3/01/2020 (a)               4,781

                        16,675   California State Public Works Board, Lease Revenue Refunding Bonds (Department of
                                 Corrections), Series B, 5.625% due 11/01/2016 (f)                                         17,081

                         2,660   California State University, Systemwide Revenue Bonds, Series A, 5.375% due
                                 11/01/2018 (b)                                                                             2,865

                         2,720   California State University, Systemwide Revenue Refunding Bonds, Series A, 5.125%
                                 due 11/01/2026 (a)                                                                         2,822

                         5,950   California State, Various Purpose, GO, 5.50% due 11/01/2033                                6,396

                         4,100   California Statewide Communities Development Authority, COP (Kaiser Permanente),
                                 5.30% due 12/01/2015 (e)(j)                                                                4,240

                         3,685   California Statewide Communities Development Authority, Health Facility Revenue
                                 Bonds (Memorial Health Services), Series A, 6% due 10/01/2023                              4,014

                         8,155   Calleguas-Las Virgenes, California, Public Financing Authority Revenue Bonds
                                 (Calleguas Municipal Water District Project), Series A, 5% due 7/01/2033 (f)               8,365

                         7,000   Capistrano, California, Unified School District, Community Facility District,
                                 Special Tax Refunding Bonds, 5% due 9/01/2029 (b)                                          7,237

                         4,600   Ceres, California, Redevelopment Agency, Tax Allocation Bonds (Ceres Redevelopment
                                 Project Area Number 1), 5.75% due 11/01/2030 (f)                                           4,972

                         6,000   Chaffey, California, Union High School District, GO, Series C, 5.375% due 5/01/2023 (e)    6,417

                         3,000   Chino Valley, California, Unified School District, GO (Election of 2002), Series C,
                                 5.25% due 8/01/2030 (f)                                                                    3,186

                         5,910   Chula Vista, California, Elementary School District, COP, 5% due 9/01/2029 (f)             6,080

                         3,275   Coachella Valley, California, Unified School District, GO (Election of 2005),
                                 Series A, 5% due 8/01/2025 (b)                                                             3,415

                         2,540   Coalinga, California, Redevelopment Agency Tax Allocation Bonds, 5.90% due 9/15/2025 (f)   2,790

                         4,135   Contra Costa, California, Water District, Water Revenue Refunding Bonds, Series L, 5%
                                 due 10/01/2032 (e)                                                                         4,239

                        12,180   Contra Costa County, California, COP, Refunding (Merrithew Memorial Hospital Project),
                                 5.375% due 11/01/2017 (f)                                                                 12,633

                         8,500   Corona, California, COP (Clearwater Cogeneration Project), 5% due 9/01/2028 (f)            8,724

                         5,000   East Bay Municipal Utility District, California, Water System Revenue Bonds, RIB,
                                 Series 1317-X, 6.14% due 6/01/2035 (f)(h)                                                  5,346

                         1,100   El Centro, California, Financing Authority, Water Revenue Bonds, Series A, 5.25% due
                                 10/01/2035 (e)                                                                             1,164

                         2,500   Fontana, California, Public Financing Authority, Subordinate Lien Tax Allocation
                                 Revenue Bonds (North Fontana Redevelopment Project), Series A, 5% due 10/01/2022 (a)       2,608

                         6,000   Fremont, California, Unified School District, Alameda County, GO (Election of 2002),
                                 Series B, 5% due 8/01/2030 (e)                                                             6,211

                        10,755   Fremont, California, Unified School District, Alameda County, GO, Series A, 5.50%
                                 due 8/01/2026 (b)                                                                         11,560

                         4,295   Fresno, California, Joint Powers Financing Authority, Lease Revenue Bonds, Series A,
                                 5.75% due 6/01/2026 (e)                                                                    4,601

                         6,930   Fullerton, California, Public Financing Authority, Tax Allocation Revenue Bonds, 5%
                                 due 9/01/2027 (a)                                                                          7,154

                         4,390   Glendale, California, Electric Revenue Bonds, 5% due 2/01/2032 (f)                         4,500

                         1,350   Glendora, California, Unified School District, GO (Election of 2005), Series A, 5%
                                 due 8/01/2027 (f)                                                                          1,404

                         2,700   Glendora, California, Unified School District, GO (Election of 2005), Series A, 5.25%
                                 due 8/01/2030 (f)                                                                          2,877

                         5,000   Hesperia, California, Community Redevelopment Agency, Tax Allocation Bonds, Series A,
                                 5% due 9/01/2025 (k)                                                                       5,173

                         2,500   La Quinta, California, Financing Authority, Local Agency Revenue Bonds, Series A,
                                 5.25% due 9/01/2024 (a)                                                                    2,659

                         3,050   Little Lake, California, City School District, GO, Refunding, 5.50% due 7/01/2025 (e)      3,349

                        10,260   Lodi, California, Unified School District, GO (Election of 2002), 5% due 8/01/2029 (e)    10,565

                         7,575   Long Beach, California, Harbor Revenue Bonds, RIB, AMT, Series 786-X, 6.84% due
                                 5/15/2024 (h)                                                                              8,142

                         2,735   Long Beach, California, Harbor Revenue Refunding Bonds, AMT, Series A, 5% due
                                 5/15/2022 (f)                                                                              2,827

                        10,000   Los Angeles, California, Community Redevelopment Agency, Community Redevelopment
                                 Financing Authority Revenue Bonds (Bunker Hill Project), Series A, 5% due 12/01/2027 (e)  10,302

                           290   Los Angeles, California, Department of Airports, Airport Revenue Bonds (Los Angeles
                                 International Airport), AMT, Series D, 5.625% due 5/15/2012 (b)                              292

                         2,500   Los Angeles, California, Department of Airports, Airport Revenue Bonds (Ontario
                                 International Airport), AMT, Series A, 6% due 5/15/2017 (b)                                2,529

                         5,275   Los Angeles, California, Department of Airports, Airport Revenue Bonds, Series A,
                                 5.25% due 5/15/2019 (b)                                                                    5,587

                         2,435   Los Angeles, California, Department of Water and Power, Waterworks Revenue Bonds,
                                 Series C, 5% due 7/01/2034 (f)                                                             2,510

                         7,365   Los Angeles, California, Harbor Department Revenue Bonds, RIB, AMT, Series 349,
                                 8.53% due 11/01/2026 (f)(h)                                                                7,595

                         7,000   Los Angeles, California, Harbor Department Revenue Bonds, Trust Receipts, AMT,
                                 Class R, Series 7, 8.482% due 11/01/2026 (f)(h)                                            7,219

                         2,880   Los Angeles, California, Unified School District, GO (Election of 2004), Series C,
                                 5% due 7/01/2027 (b)                                                                       2,979

                         5,000   Los Angeles, California, Unified School District, GO (Election of 2004), Series F,
                                 5% due 7/01/2030 (b)                                                                       5,190

                         7,000   Los Angeles, California, Unified School District, GO, Series E, 5% due 7/01/2030 (a)       7,244

                         5,000   Los Angeles, California, Water and Power Revenue Bonds (Power System), Sub-Series A-1,
                                 5% due 7/01/2031 (e)                                                                       5,174

                         8,000   Los Angeles, California, Water and Power Revenue Refunding Bonds, DRIVERS, Series 1302Z,
                                 6.051% due 1/01/2012 (f)(h)                                                                8,490

                         3,165   Los Angeles, California, Water and Power Revenue Refunding Bonds (Power System),
                                 Series A-A-2, 5.375% due 7/01/2021 (f)                                                     3,354

                         5,240   Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax
                                 Revenue Refunding Bonds, Proposition A, First Tier Senior-Series A, 5% due
                                 7/01/2027 (a)                                                                              5,438

                         6,500   Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax
                                 Revenue Refunding Bonds, Proposition A, First Tier Senior-Series A, 5% due
                                 7/01/2035 (a)                                                                              6,727

                         2,000   Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax
                                 Revenue Refunding Bonds, Proposition C, Second Tier Senior-Series A, 5.25% due
                                 7/01/2030 (b)                                                                              2,084

                         5,000   Los Angeles County, California, Public Works Financing Authority, Lease Revenue
                                 Refunding Bonds (Master Refunding Project), Series A, 5% due 12/01/2028 (f)                5,165

                         3,000   Los Rios, California, Community College District, GO (Election of 2002), Series B,
                                 5% due 8/01/2027 (f)                                                                       3,100

                         2,010   Madera, California, Public Financing Authority, Water and Wastewater Revenue
                                 Refunding Bonds, 5% due 3/01/2036 (f)                                                      2,081

                         6,865   Merced, California, Community College District, GO (School Facilities District
                                 Number 1), 5% due 8/01/2031 (f)                                                            7,128

                         5,370   Metropolitan Water District of Southern California, Waterworks Revenue Bonds,
                                 Series B-1, 5% due 10/01/2033 (b)                                                          5,523

                         1,090   Metropolitan Water District of Southern California, Waterworks Revenue Bonds,
                                 Series B-3, 5% due 10/01/2029 (f)                                                          1,127

                         4,245   Nevada County, California, COP, Refunding, 5.25% due 10/01/2019 (f)                        4,475

                         2,000   New Haven, California, Unified School District, GO, Refunding, 5.75% due 8/01/2020 (e)     2,186

                         2,720   Oakland, California, GO (Measure DD), Series A, 5% due 1/15/2026 (f)                       2,803

                         4,270   Oakland, California, Sewer Revenue Bonds, Series A, 5% due 6/15/2029 (e)                   4,410

                         2,000   Oakland, California, State Building Authority, Lease Revenue Bonds (Elihu M. Harris
                                 State Office Building), Series A, 5.50% due 4/01/2008 (a)(g)                               2,079

                         1,245   Orange County, California, Airport Revenue Refunding Bonds, AMT, 5.625% due 7/01/2012 (f)  1,286

                         6,360   Orange County, California, Public Financing Authority, Lease Revenue Refunding Bonds
                                 (Juvenile Justice Center Facility), 5.375% due 6/01/2018 (a)                               6,846

                        10,000   Oxnard, California, Financing Authority, Wastewater Revenue Bonds (Redwood Trunk Sewer
                                 and Headworks Projects), Series A, 5.25% due 6/01/2034 (b)                                10,528

                         9,645   Oxnard, California, Unified High School District, GO, Refunding, Series A, 6.20% due
                                 8/01/2030 (f)                                                                             11,327

                         1,275   Palm Springs, California, Financing Authority, Lease Revenue Refunding Bonds
                                 (Convention Center Project), Series A, 5.50% due 11/01/2035 (f)                            1,385

                         4,640   Palmdale, California, Water District Public Facility Corporation, COP, 5% due
                                 10/01/2029 (b)                                                                             4,768

                         1,600   Pittsburg, California, Redevelopment Agency, Subordinate Tax Allocation Bonds (Los
                                 Medanos Community Development Project), VRDN, Series A, 3.62% due 9/01/2035 (a)(i)         1,600

                         5,000   Placentia-Yorba Linda, California, Unified School District, COP, 5% due 10/01/2030 (b)     5,140

                         5,000   Placentia-Yorba Linda, California, Unified School District, GO (Election of 2002),
                                 Series C, 5% due 8/01/2029 (f)                                                             5,183

                         9,520   Port of Oakland, California, RIB, AMT, Series 1192, 6.84% due 11/01/2027 (b)(h)           10,549

                        10,000   Port of Oakland, California, RITR, AMT, Class R, Series 5, 7.517% due 11/01/2012 (b)(h)   11,181

                         7,500   Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75% due 11/01/2029 (b)        7,888

                         3,000   Riverside, California, COP, 5% due 9/01/2028 (a)                                           3,079

                         6,000   Riverside, California, Unified School District, GO (Election of 2001), Series A,
                                 5.25% due 2/01/2023 (b)                                                                    6,376

                         7,515   Riverside, California, Unified School District, GO (Election of 2001), Series B, 5%
                                 due 8/01/2030 (f)                                                                          7,803

                         4,500   Riverside County, California, Asset Leasing Corporation, Leasehold Revenue Refunding
                                 Bonds (Riverside County Hospital Project), Series B, 5.70% due 6/01/2016 (f)               4,977

                         3,100   Roseville, California, Financing Authority, Senior Lien Revenue Refunding Bonds,
                                 Series A, 5% due 9/01/2025 (a)                                                             3,217

                         3,000   Sacramento, California, City Financing Authority, Capital Improvement Revenue Bonds
                                 (Community Rein Capital Program), Series A, 5% due 12/01/2036 (a)                          3,095

                         2,565   Saddleback Valley, California, Unified School District, GO, 5% due 8/01/2029 (e)           2,650

                         5,000   San Bernardino, California, City Unified School District, GO, Series A, 5% due
                                 8/01/2028 (e)                                                                              5,163

                           385   San Bernardino County, California, S/F Home Mortgage Revenue Refunding Bonds, AMT,
                                 Series A-1, 6.25% due 12/01/2031 (d)                                                         393

                         8,000   San Diego, California, Certificates of Undivided Interest, Revenue Bonds, ROLS,
                                 Series II-R-551X, 6.654% due 8/01/2024 (b)(h)                                              8,501

                         2,665   San Diego, California, Community College District, GO (Election of 2002), 5%
                                 due 5/01/2030 (e)                                                                          2,756

                         2,720   San Diego, California, Redevelopment Agency, Subordinate Tax Allocation Bonds
                                 (Centre City Redevelopment Project), Series A, 5.25% due 9/01/2024 (a)                     2,907

                         2,860   San Diego, California, Redevelopment Agency, Subordinate Tax Allocation Bonds
                                 (Centre City Redevelopment Project), Series A, 5.25% due 9/01/2025 (a)                     3,051

                         5,400   San Diego, California, Unified Port District, Revenue Refunding Bonds, AMT,
                                 Series A, 5.25% due 9/01/2019 (f)                                                          5,713

                         3,570   San Diego County, California, COP (Salk Institute for Bio Studies), 5.75% due
                                 7/01/2022 (f)                                                                              3,862

                         5,200   San Diego County, California, COP (Salk Institute for Bio Studies), 5.75% due
                                 7/01/2031 (f)                                                                              5,602

                         7,350   San Diego County, California, Water Authority, Water Revenue Bonds, COP, Series A,
                                 5% due 5/01/2030 (e)                                                                       7,565

                        10,000   San Diego County, California, Water Authority, Water Revenue Bonds, COP, Series A,
                                 5% due 5/01/2031 (e)                                                                      10,292

                         5,250   San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue
                                 Refunding Bonds, RIB, Series 1318-X, 6.14% due 7/01/2034 (f)(h)                            5,620

                         9,630   San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue
                                 Refunding Bonds, Series A, 5% due 7/01/2030 (f)                                            9,966

                         3,000   San Francisco, California, City and County Airport Commission, International
                                 Airport Revenue Refunding Bonds, Second Series 28B, 5.25% due 5/01/2023 (f)                3,167

                         6,455   San Francisco, California, City and County Airport Commission, International
                                 Airport Revenue Refunding Bonds, Second Series 28B, 5.25% due 5/01/2024 (f)                6,814

                         1,000   San Francisco, California, City and County Airport Commission, International Airport,
                                 Special Facilities Lease Revenue Bonds (SFO Fuel Company LLC), AMT, Series A,
                                 6.10% due 1/01/2020 (e)                                                                    1,049

                           985   San Francisco, California, City and County Airport Commission, International Airport,
                                 Special Facilities Lease Revenue Bonds (SFO Fuel Company LLC), AMT, Series A, 6.125%
                                 due 1/01/2027 (e)                                                                          1,034

                         1,735   San Francisco, California, Community College District, GO, Refunding, Series A,
                                 5.375% due 6/15/2019 (b)                                                                   1,856

                         1,730   San Francisco, California, Community College District, GO, Refunding, Series A,
                                 5.375% due 6/15/2020 (b)                                                                   1,851

                         1,925   San Francisco, California, Community College District, GO, Refunding, Series A,
                                 5.375% due 6/15/2021 (b)                                                                   2,054

                         4,135   San Jose, California, Airport Revenue Bonds, Series D, 5% due 3/01/2028 (f)                4,248

                         5,700   San Jose, California, Financing Authority, Lease Revenue Refunding Bonds, DRIVERS,
                                 Series 1280Z, 6.051% due 12/01/2010 (a)(h)                                                 5,957

                         3,650   San Jose, California, Redevelopment Agency, Tax Allocation Bonds, RIB, AMT, Series 149,
                                 7.74% due 8/01/2027 (f)(h)                                                                 3,927

                         4,250   San Juan, California, Unified School District, GO (Election of 2002), 5% due 8/01/2028 (f) 4,379

                         4,350   San Mateo County, California, Transit District, Sales Tax Revenue Refunding Bonds,
                                 Series A, 5% due 6/01/2029 (f)                                                             4,507

                         2,595   Santa Clara, California, Redevelopment Agency, Tax Allocation Bonds (Bayshore North
                                 Project), Series A, 5.25% due 6/01/2019 (a)                                                2,711

                         5,500   Santa Clara, California, Subordinated Electric Revenue Bonds, Series A, 5% due
                                 7/01/2028 (f)                                                                              5,665

                         1,100   Santa Clara Valley, California, Water District, Water Utility System Revenue,
                                 Series A, 5.125% due 6/01/2031 (b)                                                         1,131

                         3,000   Santa Rosa, California, High School District, GO, 5.375% due 8/01/2026 (e)                 3,174

                         2,500   Santa Rosa, California, High School District, GO (Election of 2002), 5% due
                                 8/01/2028 (f)                                                                              2,576

                         6,750   Shasta, California, Joint Powers Financing Authority, Lease Revenue Bonds (County
                                 Administration Building Project), Series A, 5% due 4/01/2033 (f)                           6,919

                         1,645   South Tahoe, California, Joint Powers Financing Authority, Revenue Refunding Bonds
                                 (South Tahoe Redevelopment Project Area Number 1), Series A, 5% due 10/01/2029 (e)         1,690

                         5,000   Southern California Public Power Authority, Power Project Revenue Bonds (Magnolia
                                 Power Project), Series A-1, 5% due 7/01/2033 (a)                                           5,129

                         2,600   Stockton, California, Public Financing Authority, Water Revenue Bonds (Water System
                                 Capital Improvement Projects), Series A, 5% due 10/01/2031 (f)                             2,693

                         1,055   Stockton, California, Public Financing Revenue Refunding Bonds, Series A, 5.875%
                                 due 9/02/2016 (e)                                                                          1,057

                         2,315   Sweetwater, California, Union High School District, Public Financing Authority,
                                 Special Tax Revenue Bonds, Series A, 5% due 9/01/2029 (e)                                  2,381

                         1,500   Tehachapi, California, COP, Refunding (Installment Sale), 5.75% due 11/01/2016 (e)         1,651

                         6,000   Tracy, California, Community Development Agency, Tax Allocation Refunding Bonds,
                                 Series A, 5% due 3/01/2034 (a)                                                             6,124

                         3,000   Turlock, California, Public Finance Authority, Sewer Revenue Bonds, Series A, 5%
                                 due 9/15/2033 (b)                                                                          3,085

                         8,720   University of California Revenue Bonds (Multiple Purpose Projects), Series Q, 5%
                                 due 9/01/2024 (e)                                                                          9,034

                         6,110   University of California Revenue Bonds (Multiple Purpose Projects), Series Q, 5%
                                 due 9/01/2033 (e)                                                                          6,290

                         4,790   University of California Revenue Bonds, Series O, 5.125% due 9/01/2031 (b)                 4,946

                         3,395   Ventura County, California, Community College District, GO, Refunding, Series A,
                                 5% due 8/01/2027 (f)                                                                       3,500

                         2,550   Vista, California, Unified School District, GO, Series B, 5% due 8/01/2028 (b)             2,627

                         2,185   Walnut, California, Public Financing Authority, Tax Allocation Revenue Bonds (Walnut
                                 Improvement Project), 5.375% due 9/01/2021 (a)                                             2,326

                         6,690   West Contra Costa, California, Unified School District, GO (Election of 2002), Series
                                 B, 5% due 8/01/2032 (e)                                                                    6,855


Puerto Rico - 8.5%      20,000   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital
                                 Appreciation Revenue Bonds, Series A, 4.56% due 7/01/2029 (a)(n)                           6,758

                         4,335   Puerto Rico Commonwealth, Public Improvement, GO, 5.75% due 7/01/2010 (f)(g)               4,645

                        10,000   Puerto Rico Municipal Finance Agency, GO, RIB, Series 225, 7.58% due 8/01/2012 (e)(h)     11,310

                        20,000   Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue
                                 Bonds, Series E, 5.75% due 2/01/2007 (g)                                                  20,211

                                 Total Municipal Bonds (Cost - $746,348) - 151.5%                                         764,186


                        Shares
                          Held   Short-Term Securities
                        13,254   CMA California Municipal Money Fund, 3.07% (l)(m)                                         13,254

                                 Total Short-Term Securities (Cost - $13,254) - 2.6%                                       13,254

                                 Total Investments (Cost - $759,602*) - 154.1%                                            777,440
                                 Other Assets Less Liabilities - 0.5%                                                       2,204
                                 Preferred Stock, at Redemption Value - (54.6%)                                         (275,250)
                                                                                                                      -----------
                                 Net Assets Applicable to Common Stock - 100.0%                                       $   504,394
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of July 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                               $          759,602
                                                 ==================
    Gross unrealized appreciation                $           20,229
    Gross unrealized depreciation                           (2,391)
                                                 ------------------
    Net unrealized appreciation                  $           17,838
                                                 ==================

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FHLMC Collateralized.

(d) FNMA/GNMA Collateralized.

(e) FSA Insured.

(f) MBIA Insured.

(g) Prerefunded.

(h) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(i) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(j) Escrowed to maturity.

(k) XL Capital Insured.

(l) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net          Dividend
    Affiliate                                   Activity        Income

    CMA California Municipal Money Fund          13,247          $96


(m) Represents the current yield as of July 31, 2006.

(n) Represents a zero coupon bond; the interest rate shown is the effective yield at the time of purchase.



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield California Insured Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniYield California Insured Fund, Inc.


Date:  September 20, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniYield California Insured Fund, Inc.


Date:  September 20, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       MuniYield California Insured Fund, Inc.


Date:  September 20, 2006